UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22990

Pomona Investment Fund

(Exact name of registrant as specified in charter)

780 Third Avenue, 46th Floor

New York, NY 10017

(Address of principal executive offices) (Zip code)

Michael D. Granoff

Pomona Management LLC

780 Third Avenue, 46th Floor

New York, NY 10017

 (Name and address of agent for service)

registrant's telephone number, including area code: (212) 593-3639

Date of fiscal year end: March 31

Date of reporting period: April 1, 2022 - September 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)	The Report to Shareholders is attached herewith.

Semi-Annual

September 30, 2022

Pomona Investment Fund	Consolidated Schedule of Investments
September 30, 2022 (Unaudited)

Private Equity Investments (87.40%)(a)(b)	Geographic Region(c)	Acquisition Date	Fair Value
Direct Investments/Co-Investments (3.46%)
BSV Opportunities B,F.C.R.E(d)	Europe	12/16/2021	$6,177,156
Dyal V Nimbus Cayman (B), L.P.	North America	09/10/2021	7,527,938
Dyal V Nimbus U.S. (A), LLC	North America	09/10/2021	1,106,456
Investcorp Aspen Offshore Fund, L.P.(d)	Rest of World	07/01/2019	8,030,697
Roark Capital Partners II Sidecar, L.P.	North America	10/18/2018	1,513,369
Total Direct Investments/Co-Investments			24,355,616

Primary Investments (4.43%)
Aberdeen U.S. Private Equity VIII (Offshore), L.P.	Europe	04/11/2019	3,002,212
Accel-KKR Growth Capital Partners IV, L.P.(d)	North America	12/17/2021	315,951
Berkshire Fund X-A, L.P.(d)	North America	09/22/2020	2,039,921
CB Offshore Equity X, L.P.	North America	11/20/2020	1,439,599
Clearlake Capital Partners VII (USTE), L.P.	North America	09/17/2021	1,592,868
Dyal V Offshore Investors, L.P.	North America	09/20/2021	2,151,377
Genstar Capital Partners X, L.P.(d)	North America	04/01/2021	2,199,546
Green Equity Investors Side IX, L.P.(d)	North America	03/01/2022	-
Hellman & Friedman Capital Partners IX (Parallel), L.P.	North America	09/28/2018	2,284,363
Hellman & Friedman Capital Partners X (Parallel), L.P.(d)	North America	05/10/2021	2,452,780
Roark Capital Partners V (TE), L.P.	North America	04/30/2018	5,650,127
Roark Capital Partners VI (TE), L.P.(d)	North America	01/28/2022	1,164,476
TA XIV-B, L.P.(d)	North America	05/27/2021	1,678,546
The Veritas Capital Fund VII, L.P.(d)	North America	10/10/2019	3,822,626
The Veritas Capital Fund VIII, L.P.(d)	North America	03/16/2022	(25,084)
Thoma Bravo Explore Fund II-A, L.P.(d)	North America	02/03/2022	-
Thoma Bravo Fund XV-A, L.P.	North America	02/03/2022	1,362,093
Vista Equity Partners Fund VIII-A, L.P.(d)	North America	04/27/2022	(4,460)
Total Primary Investments			31,126,941

Seasoned Primary Investments (6.11%)
Aerospace, Transportation and Logistics Fund II, L.P.(d)	North America	03/31/2019	1,553,993
Avista Capital Partners (Offshore) IV, L.P.	North America	12/01/2017	354,272
Gryphon Partners IV-A, L.P.(d)	North America	06/08/2016	5,991,245
Gryphon Partners VI-A, L.P.	North America	12/17/2021	6,574,841
Insight Partners (Cayman) XII Buyout Annex Fund, L.P.	North America	10/26/2021	2,533,271
Ironsides Offshore Direct Investment Fund V, L.P.(d)	North America	12/31/2019	4,099,529
L Catterton IX, L.P.(d)	North America	03/09/2021	5,179,393
Merit Mezzanine Fund VI, L.P.	North America	03/02/2018	2,167,725
OceanSound Partners Fund, L.P.(d)	North America	01/31/2022	5,765,155
Sorenson Capital Partners IV-B, L.P.(d)	North America	01/11/2022	3,974,466
VSS Structured Capital Parallel III, L.P.	North America	01/26/2018	4,797,807
Total Seasoned Primary Investments			42,991,697

Secondary Investments (73.40%)
ABRY Partners V, L.P.(d)	North America	12/31/2018	4,442
Accel-KKR Capital Partners CV III, L.P.(d)	North America	06/30/2021	2,922,472

The accompanying notes are an integral part of these Consolidated Financial Statements.
Semi-Annual Report | September 30, 2022	1

Pomona Investment Fund	Consolidated Schedule of Investments
September 30, 2022 (Unaudited)

Private Equity Investments (87.40%)(a)(b) (continued)	Geographic Region(c)	Acquisition Date	Fair Value
Secondary Investments (73.40%) (continued)
Accel-KKR Capital Partners III, L.P.(d)	North America	06/30/2021	$17,489
Advent International GPE VI-A Limited Partnership(d)	North America	03/31/2021	146,419
Advent International GPE VII-B Limited Partnership(d)	North America	06/30/2015	759,841
Advent International GPE VIII-B-2, L.P.(d)	North America	03/31/2022	3,008,599
Advent International GPE VIII-C Limited Partnership(d)	North America	12/31/2019	2,197,554
AEA EXC CF, L.P.(d)	North America	08/12/2022	11,178,477
American Securities Partners V, L.P.(d)	North America	03/31/2022	6,434
American Securities Partners VI, L.P.(d)	North America	03/31/2022	1,544,888
AP VIII Private Investors Offshore (USD), L.P.(d)	North America	06/30/2017	71,102
AP VIII Private Investors, LLC(d)	Europe	06/28/2019	1,429,700
Apax Europe VI - A, L.P.(d)	Europe	12/30/2016	209,421
Apax Europe VII, L.P.(d)	Europe	03/31/2021	36,096
Apollo Investment Fund VI, L.P.(d)	North America	12/31/2018	67,754
Apollo Investment Fund VII, L.P.	North America	09/29/2017	17,377
Ares Corporate Opportunities Fund III, L.P.(d)	North America	12/31/2019	59,912
Artiman Ventures III, L.P.(d)	North America	03/31/2021	692,360
Astorg VI SLP(d)	Europe	03/31/2022	2,317,141
Astorg VII SLP(d)	Europe	03/31/2022	7,096,941
Atlas Capital Resources, L.P.	North America	06/30/2021	882,256
Audax Mezzanine Fund III, L.P.	North America	09/30/2016	658,588
Audax Private Equity Fund Aspen CF, L.P.(d)	North America	03/24/2022	4,273,341
Audax Private Equity Fund II, L.P.(d)	North America	12/31/2018	25,903
Audax Private Equity Fund III, L.P.	North America	09/30/2015	198,432
Audax Private Equity Fund, L.P.(d)	North America	12/31/2018	13,172
Audax Senior Loan Fund III, L.P.	North America	09/28/2018	328,228
Avista Capital Partners (Offshore) II, L.P.(d)	North America	12/31/2019	458,551
Avista Capital Partners III, L.P.(d)	North America	12/31/2019	51,347
Avista Healthcare Partners, L.P.(d)	North America	12/31/2019	292,160
Bain Capital Asia Fund II, L.P.(d)	North America	12/31/2019	2,044,536
Bain Capital Distressed and Special Situations 2013 E, L.P.(d)	North America	06/30/2015	107,629
Bain Capital Empire Holdings, L.P.(d)	North America	09/21/2022	-
Bain Capital Europe Fund III, L.P.(d)	North America	12/30/2016	203,113
Bain Capital Fund VII, L.P.(d)	North America	12/29/2017	6,164,051
Bain Capital Fund X, L.P.(d)	North America	12/30/2015	1,743,308
Bain Capital VII Coinvestment Fund, L.P.(d)	North America	12/29/2017	82,559
BC Asia III Private Investors, L.P.(d)	North America	06/30/2020	2,292,304
BC Europe IV Private Investors, L.P.	North America	06/30/2020	1,204,244
BC European Capital IX-8, L.P.(d)	Europe	12/31/2020	892,018
BC Life Sciences Private Investors, L.P.(d)	North America	06/30/2020	1,914,089
BC XI Private Investor, L.P.	North America	06/30/2020	2,048,408
BC XII Private Investors, L.P.	North America	06/30/2020	4,305,150
BCP V-S, L.P.(d)	North America	09/29/2017	(37)
Berkshire Fund IX, L.P.	North America	09/03/2021	9,874,148
Berkshire Fund VI, Limited Partnership(d)	North America	12/31/2018	4,559,046
Berkshire Fund VII, L.P.(d)	North America	12/31/2018	218,060
Berkshire Fund VIII (IND), L.P.	North America	09/03/2021	7,689,260
Blackstone Capital Partners V, L.P.(d)	North America	09/29/2017	30,371
Bridgepoint Europe IV, L.P.	Europe	03/31/2021	202,018

The accompanying notes are an integral part of these Consolidated Financial Statements.
Semi-Annual Report | September 30, 2022	2

Pomona Investment Fund	Consolidated Schedule of Investments
September 30, 2022 (Unaudited)

Private Equity Investments (87.40%)(a)(b) (continued)	Geographic Region(c)	Acquisition Date	Fair Value
Secondary Investments (73.40%) (continued)
Carlyle Partners V, L.P.(d)	North America	12/31/2019	$168,257
Carlyle US Equity Opportunity Fund II, L.P.(d)	North America	06/30/2022	1,703,325
Catterton Growth Partners, L.P.(d)	North America	06/30/2021	1,023,550
CD&R Value Building Partners I, L.P.	North America	12/02/2021	8,990,303
CDRF8 Private Investors, LLC	North America	06/30/2017	233,014
Centerbridge Seaport Acquisition Fund, L.P.(d)	North America	04/27/2022	7,900,000
Cerberus Institutional Partners L.P. - Series Four	North America	12/30/2016	128,467
Charlesbank Equity Fund IX, Limited Partnership	North America	03/31/2022	3,919,713
Charlesbank Equity Fund VIII, Limited Partnership	North America	03/31/2022	1,532,123
Charterhouse Capital Partners IX, L.P.(d)	Europe	12/31/2021	103,324
CHP III, L.P.(d)	North America	09/29/2017	69,760
CI Capital Investors II, L.P.(d)	North America	12/31/2019	138,446
CI Capital Investors III, L.P.	North America	12/31/2019	18,760,236
Clayton, Dubilier & Rice Fund IX, L.P.(d)	North America	06/30/2022	6,159,303
Clayton, Dubilier & Rice Fund XI, L.P.(d)	North America	06/30/2022	1,010,445
Clearlake Capital Partners II, L.P.(d)	North America	09/30/2022	29,784
Clearlake Capital Partners III, L.P.(d)	North America	09/30/2022	28,088
Clearlake Capital Partners IV, L.P.(d)	North America	12/31/2019	2,879,725
Clearlake Capital Partners V, L.P.(d)	North America	09/30/2022	2,022,578
Clearlake Capital Partners VI, L.P.(d)	North America	09/30/2022	2,273,546
Clearlake Opportunities Partners (P-Offshore) L.P(d)	North America	12/31/2019	943,040
Coller International Partners VI, L.P.(d)	Europe	12/31/2021	479,594
Comvest Capital II International (Cayman), L.P.	North America	06/29/2018	383,685
Comvest Capital III International (Cayman), L.P.	North America	06/29/2018	647,531
Court Square Capital Partners (Offshore) III, L.P.	North America	12/31/2020	937,546
CVC Capital Partners VII (A), L.P.(d)	Europe	08/15/2022	3,543,669
DCM IV, L.P.(d)	North America	06/30/2015	88,103
DCM V, L.P.(d)	North America	06/30/2015	123,543
DCM VI, L.P.(d)	North America	06/30/2015	667,305
Dyal US Investors, L.P.(d)	North America	03/31/2022	1,678,011
Energy Capital Partners II, L.P.(d)	North America	03/31/2021	4,378
EQT VI (No 1) Limited Partnership(d)	Europe	12/31/2021	6,761
EQT VII (No. 1) Limited Partnership(d)	Europe	12/31/2020	778,859
EQT VIII (No.1) SCSp(d)	Europe	12/31/2020	1,377,657
Equistone Partners Europe Fund IV, L.P.(d)	Europe	12/31/2021	600,127
Fifth Cinven Fund (No.3) Limited Partnership(d)	Europe	12/31/2021	2,232,151
Five Arrows Florence Continuation Fund SCSp(d)	North America	05/05/2022	8,620,441
Francisco Partners II, L.P.(d)	North America	12/31/2018	8,044
FSN Capital IV, L.P.(d)	Europe	12/31/2019	103,845
General Atlantic Investment Partners 2013, L.P.	North America	12/31/2019	2,521,030
Genstar Capital Partners V, L.P.(d)	North America	03/31/2022	179,606
Genstar Capital Partners VI, L.P.(d)	North America	03/31/2022	1,197,123
Genstar Capital Partners VII (EU), L.P.(d)	North America	12/31/2020	868,901
Genstar Capital Partners VII, L.P.(d)	North America	03/31/2022	7,561,814
Genstar Capital Partners VIII BL (EU), L.P.	North America	12/31/2020	2,546,487
Genstar VIII Opportunities Fund I (EU), L.P.(d)	North America	12/31/2020	1,772,051
GESD Investors II, L.P.(d)	North America	09/29/2017	38,060
Green Equity Investors CF II, L.P.(d)	North America	11/30/2021	1,256,225

The accompanying notes are an integral part of these Consolidated Financial Statements.
Semi-Annual Report | September 30, 2022	3

Pomona Investment Fund	Consolidated Schedule of Investments
September 30, 2022 (Unaudited)

Private Equity Investments (87.40%)(a)(b) (continued)	Geographic Region(c)	Acquisition Date	Fair Value
Secondary Investments (73.40%) (continued)
Green Equity Investors CF, L.P.	North America	04/26/2021	$3,031,847
Green Equity Investors Side VI, L.P.	North America	06/30/2021	5,102,754
Green Equity Investors V, L.P.(d)	North America	09/29/2017	226,642
Green Equity Investors VI, L.P.(d)	North America	09/30/2022	4,084,900
Gridiron Capital Fund II, L.P.	North America	12/31/2019	837,897
Gridiron Energy Feeder I, L.P.(d)	North America	05/10/2017	2,505,544
Gryphon Co-Invest Fund IV, L.P.(d)	North America	12/31/2020	300,169
Gryphon Partners 3.5, L.P.(d)	North America	12/31/2020	151,832
Gryphon Partners IV, L.P.(d)	North America	12/31/2020	1,843,460
Gryphon Partners V-A, L.P.(d)	North America	12/31/2020	2,669,497
GS Capital Partners VI Parallel, L.P.(d)	North America	12/31/2019	42,973
GSO Capital Opportunities Overseas Fund, L.P.(d)	North America	12/30/2015	67,386
GSO Private Investors Offshore II, L.P.	North America	06/30/2017	51,005
GTCR Fund X/C, L.P.(d)	North America	12/31/2021	15,220
H&F Arrow 2, L.P.(d)	North America	08/28/2020	2,186,445
H&F Executives IX, L.P.(d)	North America	09/30/2020	2,851,382
H&F Executives VIII, L.P.	North America	09/30/2020	3,089,856
H.I.G. Bayside Debt & LBO Fund II, L.P.	North America	12/31/2018	544,048
H.I.G. Bayside Loan Opportunity Cayman Fund II, L.P.	North America	03/31/2021	132,396
H.I.G. Capital Partners IV, L.P.	North America	12/31/2018	276,751
Halifax Capital Partners IV, L.P.	North America	03/31/2022	4,739,555
Hamilton Lane-Carpenters Partnership Fund IV, L.P.	North America	03/31/2022	15,767,924
Hamilton Lane-Carpenters Partnership Fund V, L.P.(d)	North America	03/31/2022	6,035,556
Hellman & Friedman Capital Partners VII (Parallel), L.P.	North America	06/28/2019	1,230,997
Hellman & Friedman Capital Partners VII, L.P.	North America	06/30/2021	860,090
HFCP VII (Parallel-A), L.P.	North America	09/30/2021	430,907
HPE Continuation Fund I C.V.(d)	Europe	05/27/2021	3,711,947
Icon Partners II, L.P.	North America	03/27/2021	310,871
Icon Partners III, L.P.(d)	North America	04/13/2021	3,918,581
Insight Equity I, L.P.(d)	North America	12/31/2018	7,607
Insight Equity II, L.P.(d)	North America	12/31/2018	387,986
Insight Partners Continuation Fund, L.P.(d)	North America	08/14/2019	9,330,047
Insight Venture Partners (Cayman) IX, L.P.	North America	09/30/2019	2,706,175
Insight Venture Partners (Cayman) VIII, L.P.	North America	09/30/2019	1,731,893
Insight Venture Partners Coinvestment Fund (Delaware) III, L.P.	North America	09/30/2019	289,510
Insight Venture Partners Coinvestment Fund II, L.P.(d)	North America	06/30/2015	1,123,142
Insight Venture Partners Coinvestment Fund III, L.P.	North America	06/30/2015	142,127
Insight Venture Partners Growth-Buyout Coinvestment Fund (Cayman), L.P.	North America	09/30/2019	972,516
Insight Venture Partners Growth-Buyout Coinvestment Fund, L.P.	North America	09/30/2019	61,003
Insight Venture Partners IX, L.P.	North America	09/30/2019	69,728
Insight Venture Partners VII, L.P.(d)	North America	06/30/2015	2,321,519
Insight Venture Partners VIII (Co-Investors), L.P.	North America	12/31/2019	207,493
Insight Venture Partners VIII, L.P.	North America	06/30/2015	2,632,733
JMI Equity Fund VI, L.P.	North America	09/29/2017	11,944
Kelso Investment Associates IX, L.P.(d)	North America	03/31/2022	1,816,184
Kelso Investment Associates VIII, L.P.	North America	09/29/2017	610,226

The accompanying notes are an integral part of these Consolidated Financial Statements.
Semi-Annual Report | September 30, 2022	4

Pomona Investment Fund	Consolidated Schedule of Investments
September 30, 2022 (Unaudited)

Private Equity Investments (87.40%)(a)(b) (continued)	Geographic Region(c)	Acquisition Date	Fair Value
Secondary Investments (73.40%) (continued)
KKR 2006 Fund, L.P.	North America	09/29/2017	$45,689
KKR 2006 Private Investors Offshore, L.P.	North America	06/30/2017	117,191
KKR Americas Fund XII, L.P.	North America	03/31/2021	3,374,790
KKR China Growth Fund, L.P.(d)	North America	12/31/2021	459,592
KKR North America Fund XI, L.P.	North America	12/31/2021	944,244
KPS Special Situations Fund III (Supplemental Feeder), Ltd.(d)	North America	09/29/2017	1,610
KPS Special Situations Fund III, L.P.(d)	North America	09/29/2017	1,338
Lightspeed Venture Partners IX, L.P.(d)	North America	12/31/2020	3,605,660
Lion/Simba Investors, L.P.	Europe	12/21/2020	4,007,456
Littlejohn Fund III, L.P.(d)	North America	12/31/2018	23,133
Littlejohn Fund IV, L.P.(d)	North America	12/30/2015	752,421
Lovell Minnick Equity Partners III, L.P.(d)	North America	06/30/2021	916,446
Madison Dearborn Capital Partners VI-C, L.P.(d)	North America	03/31/2021	217,819
Madison Dearborn Capital Partners VII, L.P. (d)	North America	03/31/2022	8,053,778
Madison International Real Estate Liquidity Fund V(d)	North America	06/30/2015	2,367
Marlin Equity III, L.P.(d)	North America	06/30/2021	45,283
Mason Wells Buyout Fund III Limited Partnership(d)	North America	03/31/2021	2,942
MDP Fund, L.P.(d)	Europe	06/30/2015	69,551
Merchant Banking Partners IV, L.P.(d)	North America	09/29/2017	14,020
Montagu+ SCSp(d)	Europe	11/10/2021	7,214,546
Montreux Equity Partners IV, L.P.(d)	North America	09/29/2017	412,372
MPE Partners II, L.P.	North America	06/28/2019	1,424,127
MSouth Equity Partners II, L.P.	North America	12/31/2019	498,360
Nautic Partners VI-A, L.P.(d)	North America	12/31/2019	816,257
Navis Asia Fund VI, L.P.	Rest of World	03/31/2021	33,499
NB SPV, L.P.(d)	North America	08/27/2021	5,000,000
New Enterprise Associates 12, Limited Partnership(d)	North America	09/29/2017	49,298
New Mountain Partners III, L.P.	North America	09/29/2017	78,861
NewView Capital Fund I, L.P.(d)	North America	10/31/2018	6,371,048
North Bridge Growth Equity I, L.P.(d)	North America	12/31/2020	58,085
North Bridge Growth Equity II, L.P.(d)	North America	12/31/2020	10,745,268
Oak Investment Partners XII, Limited Partnership(d)	North America	03/31/2019	123,488
Oaktree Opportunities Fund IX (Cayman), L.P.(d)	North America	12/31/2021	2,022,180
Oaktree Opportunities Fund VIII (Cayman), Ltd.	North America	12/31/2021	19,647
Oaktree Private Investment Fund 2010, L.P.	North America	06/30/2015	61,200
Paladin III (HR), L.P.(d)	North America	09/29/2017	142,193
Pamlico Capital III, L.P.(d)	North America	12/31/2019	3,001,549
Parthenon Investors II, L.P.(d)	North America	12/31/2018	146,037
Parthenon Investors III, L.P.	North America	12/31/2018	545,369
Pegasus WSJLL Fund, L.P.(d)	North America	12/13/2021	9,292,365
Permira IV Feeder, L.P.(d)	Europe	04/23/2020	8,835,825
Platinum Equity Capital Partners II	North America	09/29/2017	148,215
PRO SPV, L.P.(d)	North America	08/27/2021	8,878,385
Providence Equity Partners IV, L.P.(d)	North America	12/30/2016	13,932
Providence Equity Partners V, L.P.(d)	North America	12/30/2016	30,708
Providence Equity Partners VI, L.P.	North America	12/30/2016	1,168,262
Providence Equity Partners VII, L.P.(d)	North America	09/29/2017	320,120
PT2-A, L.P.(d)	North America	12/16/2021	6,715,225

The accompanying notes are an integral part of these Consolidated Financial Statements.
Semi-Annual Report | September 30, 2022	5

Pomona Investment Fund	Consolidated Schedule of Investments
September 30, 2022 (Unaudited)

Private Equity Investments (87.40%)(a)(b) (continued)	Geographic Region(c)	Acquisition Date	Fair Value
Secondary Investments (73.40%) (continued)
PTEV-A, L.P.(d)	North America	12/30/2021	$3,629,031
RCF V Annex Fund, L.P.(d)	Rest of World	06/30/2021	20,560
Resource Capital Fund V, L.P.(d)	Rest of World	06/30/2021	86,149
Riverside Capital Appreciation Fund V, L.P.	North America	03/31/2021	348,433
Roark Capital Partners CF, L.P.(d)	North America	05/11/2022	6,764,459
Roark Capital Partners CF RI, L.P.(d)	North America	08/26/2022	811,362
Roark Capital Partners II, L.P.	North America	06/29/2018	404,722
Roark Capital Partners III, L.P.	North America	06/29/2018	1,641,433
Roark Capital Partners IV, L.P.	North America	06/29/2018	1,101,981
Samson Brunello 2, L.P.(d)	North America	02/19/2021	1,303,841
Samson Hockey 2, L.P.	North America	12/23/2020	1,925,219
Samson Shield 2, L.P.(d)	North America	12/23/2020	3,501,221
Saw Mill Capital Partners, L.P.(d)	North America	09/29/2017	65,350
Seidler Equity Partners IV, L.P.	North America	06/30/2021	1,646,447
Silver Lake Partners III, L.P.(d)	North America	12/31/2018	104,161
Silver Lake Partners V, L.P.	North America	06/30/2020	2,553,796
Sixth Cinven Fund (No. 4) Limited Partnership	Europe	06/28/2019	2,238,629
Sixth Street Opportunities Partners III (B), L.P.	North America	06/30/2015	28,469
SL SPV-2, L.P.	North America	02/14/2019	792,490
Sorenson Capital Partners III, L.P.(d)	North America	12/31/2021	11,458,456
Sterling Capital Partners IV, L.P.(d)	North America	12/31/2021	811,792
Summit Partners Growth Equity Fund VIII-B, L.P.	North America	12/31/2021	1,630,648
Summit Partners Private Equity Fund VII-A, L.P.	North America	12/31/2018	293,959
Summit Ventures VI-A, L.P.(d)	North America	12/31/2018	235,119
Sun Capital Partners IV, L.P.	North America	12/31/2018	91,968
Sun Capital Partners V, L.P.(d)	North America	12/31/2018	237,534
SunTx Capital Partners II, L.P.(d)	North America	12/31/2019	1,707,170
TA Atlantic and Pacific VI, L.P.	North America	03/31/2021	72,120
TCW/Crescent Mezzanine Partners VB, L.P.(d)	North America	12/30/2015	29,554
Tennenbaum Opportunities Fund V, LLC(d)	North America	09/29/2017	140,337
The Veritas Capital Fund III, L.P.(d)	North America	09/29/2017	2,260
The Veritas Capital Fund V, L.P.(d)	North America	06/28/2019	21,541,866
The Veritas Capital Fund VI, L.P.(d)	North America	03/31/2022	13,902,794
Thomas H. Lee Parallel (Cayman) Fund VII, L.P.(d)	North America	06/29/2018	2,187,930
TowerBrook Investors III, L.P.(d)	North America	12/31/2019	38,192
TPF II-A, L.P.(d)	North America	12/31/2019	9,104
TPG Growth III (A), L.P.	North America	12/31/2019	1,858,345
TPG Partners V, L.P. (d)	North America	09/29/2017	8,129
TPG Partners VI, L.P.	North America	09/29/2017	774,268
TPG STAR, L.P. (d)	North America	09/29/2017	213,937
Triton Fund III, L.P.	Europe	03/31/2021	32,829
Vista Equity Partners Fund V, L.P. (d)	North America	09/30/2018	14,695,932
Warburg Pincus Global Growth, L.P. (d)	North America	06/30/2022	5,840,900
Warburg Pincus Private Equity XI, L.P.	North America	12/31/2021	918,941
Warburg Pincus Private Equity XI-B, L.P. (d)	North America	03/31/2022	3,686,476
Warburg Pincus Private Equity XII, L.P.	North America	06/30/2022	6,309,819
Warburg Pincus Private Equity XII-B, L.P.	North America	03/31/2022	6,315,191
Webster Equity Partners Bristol CF, L.P. (d)	North America	10/15/2021	7,109,962

The accompanying notes are an integral part of these Consolidated Financial Statements.
Semi-Annual Report | September 30, 2022	6

Pomona Investment Fund	Consolidated Schedule of Investments
September 30, 2022 (Unaudited)

Private Equity Investments (87.40%)(a)(b) (continued)	Geographic Region(c)	Acquisition Date	Fair Value
Secondary Investments (73.40%) (continued)
Wellspring Capital Partners IV, L.P. (d)	North America	06/30/2015	$60
White Deer Energy, L.P. (d)	North America	06/30/2021	74,756
Wind Point Partners AAV, L.P. (d)	North America	06/29/2021	984,583
Wind Point Partners VII-B, L.P. (d)	North America	09/29/2017	516,477
WP AUSA, L.P. (d)	North America	07/22/2019	8,244,686
Total Secondary Investments			515,986,109

Total Private Equity Investments
(Cost $567,448,937)			$614,460,363

Short-Term Investments (21.02%)	Fair Value
Money Market Funds (21.02%)
Fidelity Government Portfolio, Class I, 2.74%(e)	146,985,485
JPMorgan US Government Money Market Fund, 2.42%(e)	773,102

Total Money Market Funds	147,758,587

Total Short-Term Investments
(Cost $147,758,587)	$147,758,587

Total Investments (108.42%)
(Cost $715,207,524)	$762,218,950

Liabilities in Excess of Other Assets (-8.42%)	(59,165,589)
Net Assets (100.00%)	$703,053,361

The accompanying notes are an integral part of these Consolidated Financial Statements.
Semi-Annual Report | September 30, 2022	7

Pomona Investment Fund	Consolidated Schedule of Investments
September 30, 2022 (Unaudited)

(a)

Private Equity Investments are generally offered in private placement transactions and as such are illiquid and generally restricted as to resale.

Total cost and fair value of illiquid and restricted securities as of September 30, 2022 was $567,448,937 and $614,460,363, respectively.

(b)	Pomona Investment Fund ordinarily acquires portfolios of investments that are comprised of interests in multiple private equity funds (rather than single interests in such funds) and pays a single purchase price for each such portfolio. As a result, the specific acquisition cost allocated to each Private Equity Investment does not necessarily reflect the actual cost of each such investment. The information regarding the Private Equity Investments, as listed in the Consolidated Schedule of Investments above, has not been prepared, reviewed or approved by any such Private Equity Fund or any general partner, manager or sponsor of such Private Equity Investments or any of their respective affiliates. As of September 30, 2022, the aggregate cost of each investment restricted to resale was: $6,544,844, $2,310,416, $3,166,371, $4,810,903, $912,217, $1,793,111, $370,658, $1,680,413, $1,364,854, $1,697,590, $1,768,335, $2,121,229, $–, $1,917,029, $2,725,853, $3,756,178, $1,028,430, $1,900,000, $2,741,374, $68,147, $–, $1,417,857 $–, $1,496,634, $390,084, $3,451,393, $6,292,110, $2,750,000, $2,458,321, $4,549,335, $2,382,370, $4,493,044, $3,631,082, $3,005,011, $28,494, $3,810,169, $11,589, $41,815, $1,784,694, $2,920,982, $1,647,972, $11,204,532 $4,125, $1,149,795, $166,447, $1,981,206, $406,876, $20,004, $207,218, $298,282, $585,763, $547,290, $3,873,937, $6,339,524, $1,211,082, $1,433,742, $3,590,509, $3,942, $2,308,026, $2,154, $458,814, $202,529, $–, $370,995, $2,211,922, $13,523, $–, $962,325, $5,516,370, $4,222,683, $49,683, $577,010, $794,314, $1,483,777, $484,526, $1,111,158, $2,220,101, $47,747, $9,120,343, $6,040,488, $992,633, $7,094,073, $444,287, $130,322, $203,464, $1,627,083 $209,397, $10,018,575, $314,006, $8,900,967, $688,460, $2,874,238, $962,430, $–, $245,297, $–, $16,425,666, $4,946,341 $959,269, $15,728, $12,294, $2,640,628, $1,971,938, $2,141,126, $616,478, $305,546, $463,350, $1,611,792, $756,354, $2,704,834 $133,659, $1,192,677, $1,798,300, $1,061,254, $24,637, $–, $912,464, $1,123,554, $496,737, $2,508,048, $8,093,750, $112,127, $127,519, $2,155,162, $212,384, $1,309,870, $774,318, $6,029,100, $1,607,454, $1,170,756, $13,778, $1,185,423, $–, $4,673,488, $6,539,856, $3,605,027, $1,884,241, $1,741,331, $337,808, $163,282, $1,986,873, $2,126,265, $38,394, $261,086, $210,840, $–, $1,233,303, $2,314,262, $1,660,667, $756,539, $73,605, $1,701,939, $5,682,672, $13,136,628, $5,151,969, $7,823,832, $656,440, $951,554, $3,281,916, $186,780, $3,844,385, $157,636, $822,646, $5,124,188, $1,683,145, $1,373,238, $371,249, $577,528, $150,922, $712,669, $44,396, $42,796, $1,655,999, $171,262, $2,165,311, $2,477, $1,287,564, $800,503, $195,400, $87,174, $2,993,311, $239,762, $723,155, $496,027, $487,454, $2,071,441, $2,826,763, $10,272, $2,009,981, $740,734, $304,638, $7,226,092, $13,706, $29,533, $233,687, $1,890,887, $705, $6,650,126, $352,648, $–, $1,364,746, $751,526, $239,608, $5,000,000, $122,223, $1,026,522, $3,739,185, $115,171, $9,419,458, $171,384, $1,001,910, $319, $45,196, $10,226, $1,504,205, $229,506, $510,507, $8,564,953, $4,020,346, $305,707, $5,553,019, $19,151, $367,900, $3,765,310, $238,309, $6,414,863, $4,285,377, $6,023, $14,852, $141,130, $6,305,034, $583,883, $810,797, $848,726, $796,705, $896,042, $903,850, $4,008,487, $675,116, $2,057,705, $890,518, $2,019,052, $1,498,965, $24,304, $494,403, $12,064,782, $956,950, $951,808, $532,783, $309,279, $243,191, $498,522, $1,097,436, $33,677, $223,456, $129,083, $364,685, $17,346,330, $14,583,279, $2,114,883, $267,492, $21,751, $1,928,303, $325,255, $1,927,737, $515,409, $276,706, $12,183,833, $4,312,665, $870,347, $3,611,204, $4,816,215, $5,967,526, $9,298,471, $2,322, $66,690, $930,423, $469,001 and $4,910,000, respectively, totaling, $567,448,937.
(c)	In the case of Private Equity Investments, geographic region generally refers to where the general partner is headquartered and may be different from where a Private Equity Investment invests or operates.
(d)	Non-income producing security.
(e)	The rate shown is the annualized 7-day yield as of September 30, 2022.

The information regarding the Private Equity Investments, as presented above, has not been prepared, reviewed or approved by any such Private Equity Fund or any general partner, manager or sponsor of such Private Equity Investments or any of their respective affiliates.

The accompanying notes are an integral part of these Consolidated Financial Statements.
Semi-Annual Report | September 30, 2022	8

Pomona Investment Fund	Consolidated Statement of Assets and Liabilities
September 30, 2022 (Unaudited)

ASSETS:
Private Equity Investments, at fair value (Cost, $567,448,937)	$614,460,363
Short-Term Investments, at fair value (Cost, $147,758,587)	147,758,587
Cash	3,676,959
Cash held in foreign currency denominations (Cost, $649,863)	631,190
Interest receivable	320,920
Private Equity Investments paid in advance	319,986
Deferred financing costs	89,655
Other assets	87,292
Deferred offering costs	36,019
Total Assets	767,380,971

LIABILITIES:
Loan payable	42,361,920
Payable for shares repurchased	13,895,399
Management fees payable	2,885,069
Payable for investments purchased, not yet settled	2,618,096
Commitment and interest fee payable	573,966
Distribution and servicing fee payable	458,471
Sub-Administration fees	442,639
Administration fee payable	437,132
Professional fees payable	253,480
Expense recoupment payable	233,880
Other accrued expenses	167,558
Total Liabilities	64,327,610
Commitments and contingencies (see Note 9 and 10)
Net Assets	$703,053,361

Net Assets
Paid-in capital	$596,156,559
Total distributable earnings	106,896,802
Net Assets	$703,053,361

Net Assets Attributable to:
Class A Shares	$318,258,809
Class M2 Shares	1,099,953
Class I Shares	383,694,599
703,053,361

Shares Outstanding:
Class A Shares	22,750,530
Class M2 Shares	75,260
Class I Shares	26,250,008
49,075,798

Net asset value per share:
Class A Shares	$13.99
Class M2 Shares	$14.62
Class I Shares	$14.62

The accompanying notes are an integral part of these Consolidated Financial Statements.

Semi-Annual Report | September 30, 2022	9

Pomona Investment Fund	Consolidated Statement of Operations
For the Six Months Ended September 30, 2022 (Unaudited)

Income
Interest income	$891,464
Dividend income	760,920
Other income	128,517
Total Income	1,780,901

Expenses
Management fees	5,413,261
Commitment and interest fees	967,605
Distribution and servicing fee	821,767
Administration fee	820,191
Professional fees	648,769
Sub-Administration fees	455,598
Recoupment of previously waived fees	371,534
Transfer agent fees	149,050
Other expenses	425,538
Total Expenses	10,073,313
Net Investment Loss	(8,292,412)

Net Realized Gain and Change in Unrealized Appreciation/(Depreciation) on Private Equity Investments and Foreign Currency
Net realized gain from Private Equity Investments	19,197,672
Net realized loss on foreign currency transactions	(837,908)
Total net realized gain from Private Equity Investments and foreign currency	18,359,764

Net change in unrealized appreciation/(depreciation) on Private Equity Investments	(49,608,160)
Net change in unrealized appreciation/(depreciation) on foreign currency translation	5,607,729

Net Realized Gain and Change in Unrealized Appreciation/(Depreciation) on Private Equity Investments and Foreign Currency	(25,640,667)
Net Decrease in Net Assets from operations	$(33,933,079)

The accompanying notes are an integral part of these Consolidated Financial Statements.
10	www.pomonainvestmentfund.com

Pomona Investment Fund	Consolidated Statements of Changes in Net Assets

	For the Six Months Ended September 30, 2022 (Unaudited)	For the Year Ended March 31, 2022
Operations
Net investment loss	$(8,292,412)	$(9,165,819)
Net realized gain from Private Equity Investments and foreign currency transactions	18,359,764	66,686,882
Net change in unrealized appreciation/(depreciation) from Private Equity Investments and foreign currency translation	(44,000,431)	40,223,381
Net increase/(decrease) in Net Assets from operations	(33,933,079)	97,744,444

Distributions to Shareholders
Capital gains:
Class A Shares	–	(27,689,197)
Class M2 Shares	–	(139,586)
Class I Shares	–	(24,662,167)
Decrease in Net Assets from distributions to Shareholders	–	(52,490,950)

Net Assets Transactions
Class A Shares
Proceeds from sale of shares	97,727,067	58,886,357
Reinvestment of distributions	–	23,456,847
Exchange of shares	(25,433,294)	1,208,126
Repurchase of shares	(11,237,321)	(1,967,215)
Total Class A Transactions	61,056,452	81,584,115
Class M2 Shares
Proceeds from sale of shares	–	–
Reinvestment of distributions	–	49,913
Exchange of shares	–	–
Repurchase of shares	–	(8,160,282)
Total Class M2 Transactions	–	(8,110,369)
Class I Shares
Proceeds from sale of shares	108,531,613	94,556,681
Reinvestment of distributions	–	15,977,695
Exchange of shares	25,433,294	(1,208,126)
Repurchase of shares	(3,977,024)	(11,381,087)
Total Class I Transactions	129,987,883	97,945,163

Increase in Net Assets from capital transactions	191,044,335	171,418,909

Net Assets
Beginning of year	545,942,105	329,269,702
End of period	$703,053,361	$545,942,105

The accompanying notes are an integral part of these Consolidated Financial Statements.
Semi-Annual Report | September 30, 2022	11

Pomona Investment Fund	Consolidated Statements of Changes in Net Assets

	For the Six Months Ended September 30, 2022 (Unaudited)	For the Year Ended March 31, 2022
Fund Share Transaction
Shares sold	6,833,196	4,122,878
Shares reinvested	–	1,674,365
Shares exchanged	(1,737,849)	86,237
Shares redeemed	(803,231)	(132,214)
Net increase in Class A Shares outstanding	4,292,116	5,751,266

Shares sold	–	–
Shares reinvested	–	3,429
Shares exchanged	–	–
Shares redeemed	–	(522,368)
Net decrease in Class M2 Shares outstanding	–	(518,939)

Shares sold	7,223,503	6,340,638
Shares reinvested	–	1,097,641
Shares exchanged	1,667,215	(82,996)
Shares redeemed	(271,170)	(736,827)
Net increase in Class I Shares outstanding	8,619,548	6,618,456

The accompanying notes are an integral part of these Consolidated Financial Statements.
12	www.pomonainvestmentfund.com

Pomona Investment Fund	Consolidated Statement of Cash Flows
For the Six Months Ended September 30, 2022 (Unaudited)

Cash flows from operating activities
Net decrease in Net Assets from operations	(33,933,079)
Adjustments to reconcile net decrease in Net Assets from operations to net cash used in operating activities:
Purchases of Private Equity Investments	(100,287,472)
Capital distributions received from Private Equity Investments	31,498,730
Net realized gain (loss) from Private Equity Investments and foreign currency	(18,359,764)
Net change in unrealized appreciation (depreciation) on Private Equity Investments and foreign currency translation	44,000,431
Net cash used for purchases of short-term investments	(147,130,251)
Amortization of deferred offering costs	25,458
Amortization of deferred financing costs	18,425
Changes in operating assets and liabilities:
Decrease in Private Equity Investments paid in advance	147,881
Increase in interest receivable	(315,565)
Decrease in Distributions from Private Equity Investments receivable	32,459
Increase in other assets	(87,292)
Decrease in Payable for Investments purchased, not yet settled	(35,009,906)
Increase in management fees payable	522,889
Increase in distribution and servicing fee payable	81,505
Decrease in due to affiliates	(366,320)
Decrease in professional fees payable	(162,757)
Increase in administration fee payable	79,226
Increase in commitment and interest fees payable	256,246
Increase in expense recoupment payable	136,555
Decrease in sub-administration fee payable	(51,188)
Increase in other accrued expenses	(8,556)
Net cash used in operating activities	(258,912,345)

Cash flows from financing activities
Proceeds from sale of shares	206,258,683
Payments for shares repurchased	(2,688,077)
Payments for offering costs	(41,395)
Payments for financing costs	(16,852)
Net cash provided by financing activities	203,512,359

Net change in cash	(55,399,986)

Cash and cash equivalents at beginning of year	59,708,135

Cash and cash equivalents at end of period	4,308,149

Supplemental disclosure of operating activity
Cash paid for interest	538,003
Non-cash distributions received from Private Equity Investments	1,561,402

Supplemental disclosure of cash and cash equivalents
Cash and cash equivalents at beginning of year
Cash	42,234,548
Cash held in foreign currency	17,473,587
Total cash and foreign currencies shown on the Consolidated Statement of Cash Flows	59,708,135

Cash and cash equivalents at end of period
Cash	3,676,959
Cash held in foreign currency	631,190
Total cash and foreign currencies shown on the Consolidated Statement of Cash Flows	4, 308,149

The accompanying notes are an integral part of these Consolidated Financial Statements.
Semi-Annual Report | September 30, 2022	13

Pomona Investment Fund	Consolidated Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Class A Shares
	For the Six Months Ended September 30, 2022 (Unaudited)		For the Year Ended March 31, 2022	For the Year Ended March 31, 2021(a)	For the Year Ended March 31, 2020(a)	For the Year Ended March 31, 2019(a)	For the Year Ended March 31, 2018(a)
Net asset value - beginning of period	$14.79		$13.34	$9.14	$10.20	$10.44	$10.09
Net increase/(decrease) in Net Assets from investment operations:
Net investment loss(b)	(0.20)		(0.32)	(0.11)	(0.15)	(0.15)	(0.04)
Net realized and unrealized gain/(loss) on investments	(0.60)		3.71	5.07	0.40	1.16	1.34
Total income/(loss) from investment operations:	(0.80)		3.39	4.96	0.25	1.01	1.30
Distributions from capital gains	–		(1.94)	(0.38)	(1.31)	(1.25)	(0.95)
Distributions from return of capital	–		–	(0.38)	–	–	–
Total distributions :	–		(1.94)	(0.76)	(1.31)	(1.25)	(0.95)
Net asset value - end of period	$13.99		$14.79	$13.34	$9.14	$10.20	$10.44
Total Return(c)	(5.43	%)(j)	26.25%	56.54%	1.99%	9.79%	13.34%
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$318,259		$273,039	$169,545	$96,479	$94,109	$80,983
Ratio of net investment loss to average Net Assets(d)	(2.96	%)(i)	(2.32%)	(1.09%)	(1.45%)	(1.51%)	(0.59%)
Ratio of gross expenses to average Net Assets(d)(e)	3.53	%(i)	3.59%	3.80%	4.03%	4.19%	3.85%
Ratio of expense waiver to average Net Assets	0.00	(i)	0.00 (f)	(0.31%)	(0.48%)	(0.50%)	(0.71%)
Ratio of net expenses to average Net Assets(g)(h)	3.53	%(i)	3.59%	3.49%	3.55%	3.69%	3.14%
Portfolio turnover rate	–%		1.23%	–%	0.70%	–%	–%

(a)	The Fund was audited by an independent registered public accounting firm other than Ernst & Young LLP.
(b)	Based on average shares outstanding during the period.
(c)	Total Return based on net asset value per share.
(d)	The ratios do not include investment income or expenses of the Private Equity Investments in which the Fund invests.
(e)	Represents the ratio of expenses to average Net Assets absent fee waivers and/or expense reimbursement by the Adviser.
(f)	Less than 0.005%
(g)	The Adviser has entered into an Expense Limitation and Reimbursement Agreement with the Fund for a one-year term ending at the end of the Limitation Period to limit the amount of the Fund's total annual ordinary operating expenses, excluding certain "Specified Expenses" as outlined in the Notes to Consolidated Financial Statements. This amount includes expenses incurred by the Fund for recoupment to the Adviser for expenses previously waived. Had the Fund not incurred such expenses, the annualized ratio of net expenses to average net assets would have been 3.42% for the period ended September 30, 2022, and the annualized ratio of net expenses to average net assets would have been 3.53%, 3,49%, 3.55%, 3.69% and 3.14% for the years ended March 31, 2022, 2021, 2020, 2019 and 2018, respectively.
(h)	Includes expenses excluded from the expense limitation. In addition, the ratio is calculated based on net expenses and average net assets. If the net expense ratio calculation was calculated quarterly rather than annualized, as is done for expense waiver calculations which is not, however, calculated based on average net assets, the net expense ratio would be 2.95%.
(i)	Annualized
(j)	Not annualized.

The accompanying notes are an integral part of these Consolidated Financial Statements.
14	www.pomonainvestmentfund.com

Pomona Investment Fund	Consolidated Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Class M2 Shares
	For the Six Months Ended September 30, 2022 (Unaudited)		For the Year Ended March 31, 2022	For the Year Ended March 31, 2021(a)	For the Year Ended March 31, 2020(a)	For the Year Ended March 31, 2019(a)	For the Year Ended March 31, 2018(a)
Net asset value - beginning of period	$15.41		$13.76	$9.36	$10.36	$10.54	$10.11
Net increase/(decrease) in Net Assets from investment operations:
Net investment loss(b)	(0.17)		(0.24)	(0.07)	(0.26)	(0.11)	(0.02)
Net realized and unrealized gain/(loss) on investments	(0.63)		3.83	5.23	0.57	1.18	1.40
Total income/(loss) from investment operations:	(0.80)		3.59	5.16	0.31	1.07	1.38
Distributions from capital gains	–		(1.94)	(0.38)	(1.31)	(1.25)	(0.95)
Distributions from return of capital	–		–	(0.38)	–	–	–
Total distributions :	–		(1.94)	(0.76)	(1.31)	(1.25)	(0.95)
Net asset value per Share, end of period	$14.62		$15.41	$13.76	$9.36	$10.36	$10.54
Total Return(c)	(5.17	%)(j)	26.95%	57.37%	2.54%	10.40%	13.97%
Ratios/Supplemental Data:(d)
Net Assets, end of period (in thousands)	$1,100		$1,160	$8,177	$6,745	$908	$830
Ratio of net investment loss to average Net Assets(e)	(2.27	%)(i)	(1.90%)	(0.56%)	(1.19%)	(0.94%)	0.01%
Ratio of gross expenses to average Net Assets(e)(f)	3.66	%(i)	3.62%	3.42%	3.95%	4.30%	4.51%
Ratio of expense waiver to average Net Assets(g)	(0.87	%)(i)	(0.42%)	(0.49%)	(0.79%)	(1.18%)	(1.83%)
Ratio of net expenses to average Net Assets(g)(h)	2.79	%(i)	3.20%	2.93%	3.16%	3.12%	2.68%
Portfolio turnover rate	–%		1.23%	–%	0.70%	–%	–%

(a)	The Fund was audited by an independent registered public accounting firm other than Ernst & Young LLP.
(b)	Based on average shares outstanding during the period.
(c)	Total Return based on net asset value per share.
(d)	Class M2 Shares commenced operations on October 1, 2016. These ratios include certain expenses related to the offering of this share class and other expenses associated with the commencement of operations that are specific only to the M2 share class.
(e)	The ratios do not include investment income or expenses of the Private Equity Investments in which the Fund invests.
(f)	Represents the ratio of expenses to average Net Assets absent fee waivers and/or expense reimbursement by the Adviser.
(g)	The Adviser has entered into an Expense Limitation and Reimbursement Agreement with the Fund for a one-year term ending at the end of the
Limitation Period to limit the amount of the Fund’s total annual ordinary operating expenses, excluding certain “Specified Expenses” as outlined in the Notes to Consolidated Financial Statements.
(h)	Includes expenses excluded from the expense limitation. In addition, the ratio is calculated based on net expenses and average net assets. If the net expense ratio calculation was calculated quarterly rather than annualized, as is done for expense waiver calculations which is not, however, calculated based on average net assets, the net expense ratio would be 2.40%.
(i)	Annualized
(j)	Not annualized.

The accompanying notes are an integral part of these Consolidated Financial Statements.
Semi-Annual Report | September 30, 2022	15

Pomona Investment Fund	Consolidated Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Class I Shares
	For the Six Months Ended September 30, 2022 (Unaudited)		For the Year Ended March 31, 2022	For the Year Ended March 31, 2021(a)	For the Year Ended March 31, 2020(a)	For the Period April 1, 2018 (Commencement of Operations) to Year Ended March 31, 2019(a)
Net asset value - beginning of period	$15.41		$13.76	$9.36	$10.36	$10.54	(b)
Net increase/(decrease) in Net Assets from investment operations:
Net investment loss(c)	(0.17)		(0.24)	(0.05)	(0.08)	(0.07	)(d)
Net realized and unrealized gain/(loss) on investments	(0.63)		3.83	5.21	0.39	1.14
Total income/(loss) from investment operations:	(0.80)		3.59	5.16	0.31	1.07
Distributions from capital gains	–		(1.94)	(0.38)	(1.31)	(1.25)
Distributions from return of capital	–		–	(0.38)	–	–
Total distributions :	–		(1.94)	(0.76)	(1.31)	(1.25)
Net asset value per Share, end of period	$14.62		$15.41	$13.76	$9.36	$10.36
Total Return(e)	(5.17	%)(f)	26.95%	57.38%	2.54%	10.40	%(f)
Ratios/Supplemental Data:(g)
Net Assets, end of period (in thousands)	$383,695		$271,743	$151,548	$73,303	$31,948
Ratio of net investment loss to average Net Assets(h)	(2.49	%)(i)	(1.86%)	(0.48%)	(1.10%)	(1.24	%)(i)
Ratio of gross expenses to average Net Assets(h)(j)	3.08	%(i)	3.05%	3.23%	3.62%	3.86	%(i)
Ratio of expense waiver to average Net Assets(k)	0.00	(i)	0.00 (l)	(0.31%)	(0.53%)	(0.66	%)(i)
Ratio of net expenses to average Net Assets(k)(m)	3.08	%(i)	3.05%	2.92%	3.09%	3.20	%(i)
Portfolio turnover rate	–%		1.23%	–%	0.70%	–%

(a)	The Fund was audited by an independent registered public accounting firm other than Ernst & Young LLP.
(b)	The net asset value per share as of the beginning of the period, April 1, 2018 (Commencement of Operations) represents the initial net asset value per Share of $10.54.
(c)	Based on average shares outstanding during the period.
(d)	Per Share data of income/(loss) from investment operations is computer using the total income and expense for this year divided by end of year
Shares.
(e)	Total return assumes a subscription of a Share in the class at the beginning of the period indicated and a repurchase of a Share on the last day of the period, and assumes reinvestment of all distributions during the period when owning Shares of the class. Total return is not annualized for periods less than twelve months.
(f)	Not annualized.
(g)	Class I Shares commenced operations on April 1, 2018. These ratios include certain expenses related to the offering of this share class and other expenses associated with the commencement of operations that are specific only to the I share class.
(h)	The ratios do not include investment income or expenses of the Private Equity Investments in which the Fund invests.
(i)	Annualized.
(j)	Represents the ratio of expenses to average Net Assets absent fee waivers and/or expense reimbursement by the Adviser.
(k)	The Adviser has entered into an Expense Limitation and Reimbursement Agreement with the Fund for a one-year term ending at the end of the Limitation Period to limit the amount of the Fund's total annual ordinary operating expenses, excluding certain "Specified Expenses" as outlined in the Notes to Consolidated Financial Statements. This amount includes expenses incurred by the Fund for recoupment to the Adviser for expenses previously waived. Had the Fund not incurred such expenses, the annualized ratio of net expenses to average net assets would have been 2.96% for the period ended September 30, 2022, and the annualized ratio of net expenses to average net assets would have been 2.99%, 2.92%, 3.09%, and 3.20% for the years ended March 31, 2022, 2021, 2020, and 2019, respectively.
(l)	Less than 0.005%
(m)	Includes expenses excluded from the expense limitation. In addition, the ratio is calculated based on net expenses and average net assets. If the net expense ratio calculation was calculated quarterly rather than annualized, as is done for expense waiver calculations which is not, however, calculated based on average net assets, the net expense ratio would be 2.95%.

The accompanying notes are an integral part of these Consolidated Financial Statements.
16	www.pomonainvestmentfund.com

Pomona Investment Fund	Consolidated Notes to Financial Statements
September 30, 2022 (Unaudited)

1. ORGANIZATION

Pomona Investment Fund (the “Fund”) was organized as a Delaware statutory trust on August 12, 2014 and commenced operations on May 7, 2015. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Fund is managed by Pomona Management LLC (the “Adviser” and the “Administrator”), an investment adviser registered under the Investment Advisers Act of 1940, as amended. The Fund seeks long-term capital appreciation by investing principally in private equity investments (“Private Equity Investments”). On August 3, 2017, in connection with the Fund’s revolving credit agreement with Barclays Bank PLC (the "Barclays facility"), Pomona Investment Fund LLC was organized as a Delaware limited liability company and is a wholly owned subsidiary of the Fund.

The Fund’s Private Equity Investments will predominantly consist of secondary and primary investments in private equity and other private asset funds (“Investment Funds”) and, to a lesser degree, direct investments in operating companies. Co-investments refer to direct investments in an operating company by the Fund alongside other investors, often one or more Investment Funds. Primary investments refer to investments in newly established private equity funds, typically sponsored by investment managers with an established investment track record. Seasoned primary investments, or seasoned primaries, refer to primary investments made after an Investment Fund has already invested a certain percentage of its capital commitments. Secondary investments refer to investments in existing Investment Funds that are typically acquired in privately negotiated transactions.

A board of trustees (the “Board”) has overall responsibility for the management and supervision of the business operations of the Fund. As permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Fund, any committee of the Board, or the Adviser.

As of September 30, 2022, the Fund offered three classes of shares; Classes A, I, and M2 shares. All shares are continuously offered on a quarterly basis.

Class A Shares are offered at the then-current net asset value ("NAV") an initial sales charge, if applicable, with a general minimum initial investment of $25,000. Class A Shareholders pay a fee for distribution and shareholder servicing.

Class I Shares are offered to certain institutional investors, at the then-current NAV without an initial sales charge and with a general minimum initial investment of $1,000,000. Class I Shareholders do not pay a fee for distribution or shareholder servicing.

Class M2 Shares are offered through intermediary wealth management platforms associated with private banks and trust companies, at the then-current NAV without an initial sales charge. The general minimum initial investment is $5,000,000. Class M2 Shareholders do not pay a fee for distribution services.

Certain investors may purchase less than the minimum investment for Class I and Class M2 Shares (noted above) pursuant to a Letter of Intent, which is further described in the Fund’s prospectus.

All share classes have the same rights and privileges, and have ownership in the same underlying investment portfolio.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is considered an investment company and therefore applies the guidance of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services - Investment Companies”. The following is a summary of significant accounting policies used in preparing the consolidated financial statements.

Consolidation of a Subsidiary

The consolidated financial statements of the Fund include Pomona Investment Fund LLC, a wholly owned-subsidiary of the Fund. All inter-company accounts and transactions have been eliminated.

As of September 30, 2022 the total value of investments held by the subsidiary is $474,424,934, or approximately 67% of the Fund’s net assets.

Semi-Annual Report | September 30, 2022	17

Pomona Investment Fund	Consolidated Notes to Financial Statements
September 30, 2022 (Unaudited)

Valuation of Investments

The Fund follows the provisions of Fair Value Measurement set forth in ASC Topic 820 (“ASC 820”). The Fund has formal valuation policies and procedures (the “Valuation Procedures”), which have been approved by the Board. Effective September 8, 2022, the Adviser is designated as the Valuation Designee (the "Valuation Designee") for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Adviser’s fair valuation team is responsible for monitoring developments that may impact fair valued securities.

The Board receives valuation reports from the Valuation Designee on a quarterly basis and determines if the Valuation Procedures are operating as expected and the outcomes are reliable.

All investments are recorded at “Fair Value” in good faith. Fair value is based on actual or estimated market value, with special provisions for assets not having readily available market quotations, and for situations in which market quotations are deemed unreliable. The Private Equity Investments that the Fund makes normally do not have readily available market prices. Determining the fair value of Private Equity Investments and other assets requires that judgment be applied to the specific facts and circumstances of each asset while seeking to employ a valuation process that is consistently followed. There is not necessarily a single standard for determining fair value of such assets, and determinations of fair value may involve subjective judgments and estimates.

The fair values of the Fund’s Private Equity Investments are estimates and are determined by the Valuation Designee in accordance with the Valuation Procedures. If applicable, these estimates are net of management and performance incentive fees or allocations payable pursuant to the respective organizational documents of each Private Equity Investment. Ordinarily, the fair value of a Private Equity Investment held by the Fund is based on the net asset value (“NAV”) of that Private Equity Investment reported by its investment manager. If the Valuation Designee determines that the most recent NAV reported by the investment manager of a Private Equity Investment does not represent the fair value or if the investment manager of a Private Equity Investment fails to report a NAV to the Fund, a fair value determination is made by the Valuation Designee in accordance with the Valuation Procedures. This includes adjusting the previous NAV provided by an investment manager with other relevant information available at the time the Fund values its portfolio, including capital activity and material events occurring between the reference dates of the investment manager’s valuation and the relevant valuation date.

In accordance with ASU 2015-07, the Fund is using NAV as a practical expedient. For investments that do not have readily determinable fair values and for which it is not possible to use NAV as a practical expedient, such as certain Direct Investments/Co-Investments, the Administrator will review and value such investments using one or more of the following types of analyses:

•	Market comparable statistics and public trading multiples discounted for illiquidity, minority ownership and/or other factors for investments with similar characteristics.
•	Discounted cash flow analysis, including a terminal value or exit multiple.
•	The cost of the investment, if the cost is determined to best approximate the fair value of the investment.
•	Valuations implied by third-party investment in similar assets or issuers.

Cash

The Fund holds cash at UMB Bank N.A. (the “Custodian”) and JPMorgan Chase Bank, N.A. At times, such deposits may be in excess of federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts. There are no restrictions on the cash by the Fund.

Short-term Investments

Short-term investments represent investments in money market instruments and money market mutual funds, and are recorded at NAV per share which approximates fair value. Money market instruments are high quality, short-term fixed-income obligations, which generally have remaining maturities of one year or less and may include U.S. Government securities, commercial paper, certificates of deposit and bankers acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements. There are no restrictions on the short-term investments held by the Fund.

Realized Gain/(Loss) on Investments, Interest Income, and Dividend Income

The Fund accounts for realized gains and losses, interest income, and dividend income on distributions received from Private Equity Investments based on the nature of such distributions as determined by each underlying investment manager.

Other Income from Private Equity Investments

The Fund accounts for other income on distributions received from Private Equity Investments based on the nature of such distributions as determined by the underlying investment fund managers. For the six months ended September 30, 2022, the Fund earned other income of $128,517 which is reflected in Other income on the Consolidated Statement of Operations.

18	www.pomonainvestmentfund.com

Pomona Investment Fund	Consolidated Notes to Financial Statements
September 30, 2022 (Unaudited)

Income Recognition and Expenses

Income is recognized on an accrual basis as earned. Expenses are recognized on an accrual basis as incurred.

The Fund bears all expenses incurred in the course of its operations, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund’s account; professional fees; costs of insurance; registration expenses; and expenses of meetings of the Board. Certain expenses of the Fund attributable to a particular share class will be allocated to the share class to which they are attributable.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires the Fund’s Administrator to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Changes in the economic environment, financial markets, and any other factors or parameters used in determining these estimates could cause actual results to differ materially.

Foreign Currency

Assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of investments and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations.

3. FAIR VALUE DISCLOSURES

In accordance with ASC 820, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based on unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurement). The guidance establishes three levels of fair value as listed below.

Level 1 – Unadjusted quoted prices in active markets for identical investments that the Fund has the ability to access at the measurement date

Level 2 – Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly, including inputs in markets that are not considered to be active

Level 3 – Significant unobservable inputs

The notion of unobservable inputs is intended to allow for situations in which there is little, if any, market activity for the asset or liability at the measurement date. Under Level 3, the owner of an asset must determine fair value based on its own assumptions about what market participants would take into account in determining the fair value of the asset, using the best information available.

The inputs or methodology for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement; however, the determination of what constitutes “observable” requires significant judgment by the Administrator. The Administrator considers observable data to be market data that is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The Fund’s Private Equity Investments are generally restricted securities that are subject to substantial holding periods and restrictions on resale and are not traded in public markets. Accordingly, the Fund may not be able to resell such investments for extended periods, if at all.

Semi-Annual Report | September 30, 2022	19

Pomona Investment Fund	Consolidated Notes to Financial Statements
September 30, 2022 (Unaudited)

The following table is a summary of information about the levels within the fair value hierarchy at which the Fund’s investments are measured as of September 30, 2022:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Short-Term Investments	$147,758,587	$–	$–	$147,758,587
TOTAL	$147,758,587	$–	$–	$147,758,587

As the Fund uses the NAV as a practical expedient to determine the fair value of certain Private Equity Investments, these investments have not been classified in the U.S. GAAP fair value hierarchy. As of September 30, 2022, $614,460,363 was fair valued utilizing NAV as a practical expedient.

As of September 30, 2022 there were no level 3 investments held in the Fund.

A listing of the Private Equity Investment types held by the Fund and the related attributes, as of September 30, 2022, are shown in the table below:

Investment Category	Investment Strategy	Fair Value	Unfunded Commitments	Redemption Frequency*	Notice Period (In Days)	Redemption Restrictions Terms**
Direct Investments/ Co-Investments	Investments in an operating company alongside other investors	$24,355,616	$4,266,777	None	N/A	Liquidity in the form of distributions from Private Equity Investments
Primary	Investments in newly established private equity funds	31,126,941	66,675,713	None	N/A	Liquidity in the form of distributions from Private Equity Investments
Seasoned Primary	Primary investments made after an Investment Fund has already invested a certain percentage of its capital commitment	42,991,697	18,184,135	None	N/A	Liquidity in the form of distributions from Private Equity Investments
Secondary	Investments in existing Private Equity Investments that are typically acquired in privately negotiated transactions	515,986,109	134,031,505	None	N/A	Liquidity in the form of distributions from Private Equity Investments

*	The information summarized in the table above represents the general terms for the specified investment type. Individual Private Equity Investments may have terms that are more or less restrictive than those terms indicated for the investment type as a whole. In addition, most Private Equity Investments have the flexibility, as provided for in their constituent documents, to modify and waive such terms.
**	Distributions from Private Equity Investments occur at irregular intervals, and the exact timing of distributions from Private Equity Investments cannot be determined. It is estimated that distributions will occur over the life of the Private Equity Investments.

The fair value relating to certain underlying investments of these Private Equity Investments, for which there is no readily available market, has been estimated by the respective Private Equity Investment’s management and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a readily available market for the investments existed. These differences could be material.

20	www.pomonainvestmentfund.com

Pomona Investment Fund	Consolidated Notes to Financial Statements
September 30, 2022 (Unaudited)

4. MANAGEMENT FEE, ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER

The Adviser provides certain management and advisory services to the Fund, including allocating the Fund’s assets and monitoring each Private Equity Investment to determine whether its investment program is consistent with the Fund’s investment objective and whether its investment performance and other criteria are satisfactory. In consideration for these services, the Fund pays the Adviser a quarterly management fee of 0.4125% (1.65% on an annualized basis) of the Fund’s quarter-end NAV (before any repurchases of Shares) (the “Management Fee”). For the six months ended September 30, 2022, the Fund incurred a Management Fee of $5,413,261.

The Administrator performs certain administrative, accounting and other services for the Fund, including (i) providing and/ or arranging and overseeing the provision of office space, adequate personnel, and communications and other facilities necessary for administration of the Fund, (ii) performing certain administrative functions to support the Fund and its service providers, (iii) supporting the Board and providing it with information, (iv) providing accounting and legal services in support of the Fund, (v) providing compliance testing services, (vi) analyzing the value of the Fund’s assets, and (vii) reviewing and arranging for payment of the Fund’s expenses and other support services. In consideration of these services, the Fund pays the Administrator a quarterly fee of 0.0625% (0.25% on an annualized basis) of the Fund’s quarter-end NAV (before any repurchase of Shares) (the “Administration Fee”). For the six months ended September 30, 2022, the Fund incurred an Administration Fee of $820,191.

The Adviser has entered into an expense limitation agreement (the “Expense Limitation and Reimbursement Agreement”) with the Fund that has been extended through September 30, 2023 (the “Limitation Period”) to limit the amount of the Fund’s aggregate quarterly ordinary operating expenses, excluding certain specified expenses listed below (“Specified Expenses”), borne by the Fund during the Limitation Period, to an amount not to exceed 0.50% on an annualized basis of the Fund’s quarter-end NAV (the “Expense Cap”). Specified Expenses include: (i) the Management Fee; (ii) all fees and expenses of Private Equity Investments and direct investments in which the Fund invests (including all acquired fund fees and expenses); (iii) transactional costs, including legal costs and brokerage commissions, associated with the acquisition and disposition of secondaries, primaries, direct investments, ETFs, and other investments; (iv) interest payments incurred on borrowing by the Fund; (v) fees and expenses incurred in connection with any credit facility, if any, obtained by the Fund; (vi) the administration fee; (vii) the distribution and servicing fee or shareholder servicing fee, as applicable; (viii) taxes; and (ix) extraordinary expenses (expenses resulting from events and transactions that are distinguished by their unusual nature and by the infrequency of their occurrence). To the extent that the Fund’s aggregate quarterly ordinary operating expenses, exclusive of the Specified Expenses for any quarter exceed the Expense Cap, the Adviser will waive its fees and/ or reimburse the Fund for expenses to the extent necessary to eliminate such excess. To the extent that the Adviser waives fees or reimburses expenses, it is permitted to recoup any amounts waived and expense amounts previously paid or borne by the Adviser, for a period not to exceed three years from the quarter in which such fees were waived or expenses were borne by the Adviser, even if such reimbursement occurs after the termination of the Limitation Period, provided that the Fund’s aggregate quarterly ordinary operating expenses for the quarter in which such reimbursement is sought, not including Specified Expenses, have fallen to a level below the Expense Cap that was in effect during the quarter in which the fees were waived or expenses were borne by the Adviser.

For the six months ended September 30, 2022, the Adviser waived fees in the amount of $4,909, which are subject for recoupment. The Adviser recouped $376,443 of previously waived fees which is included in Recoupment of Previously Waived Fees on the Consolidated Statement of Operations. At September 30, 2022, the amounts outlined below are available for recoupment:

Quarter of Expiration:
September 2022	13,265
December 2022	121,900
March 2023	218,201
June 2023	301,962
September 2023	164,352
December 2023	111,996
March 2024	169,812
June 2024	274,389
September 2024	1,370
December 2024	345
March 2025	4,809
June 2025	4,540
September 2025	369

Semi-Annual Report | September 30, 2022	21

Pomona Investment Fund	Consolidated Notes to Financial Statements
September 30, 2022 (Unaudited)

Voya Investments Distributor, LLC acts as the distributor of the Shares (the “Distributor”). The Distributor directly distributes Shares to investors and may also enter into selected dealer agreements with various brokers and dealers (“Selling Agents”) that have agreed to participate in the distribution of the Fund’s Shares. The Fund pays the Distributor a quarterly fee of 0.1375% (0.55% on an annualized basis) of the Fund’s NAV attributable to Class A shares as of each quarter- end, determined as of the last day of each quarter (before any repurchases of Shares) (the “Distribution and Servicing Fee”), for distribution and investor services provided to Class A shareholders. The Distribution and Servicing Fee is charged on an aggregate class-wide basis, and shareholders are expected to be subject to the Distribution and Servicing Fee as long as they hold their Class A Shares. The Distributor may, in its sole discretion, pay various Selling Agents some or all of the Distribution and Servicing Fee to compensate such Selling Agents for distribution and servicing support. The Distributor, Adviser, and Administrator are subsidiaries of Voya Financial, Inc. For the six months ended September 30, 2022 the Fund incurred a Distribution and Servicing Fee of $821,767.

Each member of the Board that is not an “interested person” (as defined in the 1940 Act) (an “Independent Trustee”) is paid an annual retainer of $35,000, a fee of $5,000 per year for serving on committees of the Board, and a fee per each regular quarterly meeting of the Board of $2,500, plus reimbursement of reasonable out of pocket expenses. For the six months ended September 30, 2022, the Fund incurred Trustee fees and expenses in the amount of $75,000 which is reflected in Other Expenses on the Consolidated Statement of Operations.

The Fund retained Foreside Consulting Services, LLC (formerly known as Alaric Compliance Services, LLC) to provide compliance services to the Fund, including a Chief Compliance Officer. For the six months ended September 30, 2022, the Fund incurred Chief Compliance Officer fees and expenses in the amount of $45,000 which is reflected in Other Expenses on the Consolidated Statement of Operations.

The Fund will continuously incur offering costs so long as it is accepting new investors. These costs enable the Fund to be offered to investors. These offering costs are either (i) expensed by the Fund as incurred or (ii) treated as deferred charges and amortized over the subsequent 12-month period using the straight-line method if such amounts are greater than $10,000. For the six months ended September 30, 2022, the Fund incurred $68,896 of offering costs which is reflected in Other Expenses on the Consolidated Statement of Operations.

Certain shareholders of the Fund (“Affiliated Shareholders”) are affiliated with the Adviser. The aggregate value of the Affiliated Shareholders’ share of NAV at September 30, 2022 is $133,978,592.

SS&C Technologies, Inc. and certain of its affiliates (collectively, “SS&C”) provide certain sub- administrative, sub-accounting, and tax administration services to the Fund based on the Fund’s Service Agreement. For these services, the Fund pays an annual fee to SS&C based upon average net assets, subject to certain minimums.

DST Asset Manager Solutions, Inc. serves as the Fund’s transfer agent with respect to maintaining the registry of the Fund’s Shareholders and processing matters relating to subscriptions for, and repurchases of, Shares.

5. REVOLVING CREDIT AGREEMENT

Effective March 30, 2020, the Fund entered into a $40,000,000 revolving credit agreement with Barclays Bank PLC. Effective June 3, 2021 and July 8, 2022, the Fund amended its agreement with Barclays Bank PLC to increase the size of the Barclays Facility to $80,000,000 and $175,000,000, respectively. Borrowings under the current Barclays Facility bear interest at Secured Overnight Financing Rate (“SOFR”), Sterling Overnight Index Average (“SONIA”), or Euro Interbank Offer Rate (“EURIBOR”) plus 2.85% per annum, and has a commitment fee of 0.85% per annum on the daily unused portion. The Barclays Facility has a six-year term. The Fund entered into the Barclays facility for working capital requirements, such as financing repurchases of shares, distributions to investors, and investments. As of September 30, 2022, the Fund had €43,200,000 (equivalent to $42,361,920) of outstanding borrowings on the Barclays Facility. For the six months ended September 30, 2022, the Fund did not make any additional borrowings, incurred $333,719 in commitment fees and €625,860 (equivalent to $633,886) of interest expense on borrowings at a 2.85% weighted average interest rate.

22	www.pomonainvestmentfund.com

Pomona Investment Fund	Consolidated Notes to Financial Statements
September 30, 2022 (Unaudited)

Information about the Fund’s senior securities as of September 30, 2022 is shown in the following table:

Class and Period Ended	Total Amount Outstanding Exclusive of Treasury Securities (1)	Asset Coverage per $1,000 of Indebtedness (2)	Involuntary Liquidating Preference Per Unit (3)	Average Market Value Per Unit (4)
Barclays Facility
September 30, 2022	$42,361,920	$17,596	—	N/A
March 31, 2022	$47,990,882	$12,376	—	N/A

(1)	Total amount of each class of senior securities outstanding at principal value at the end of the period presented.
(2)	The asset coverage ratio for a class of senior securities representing indebtedness is calculated as our consolidated total assets, less all liabilities and indebtedness not represented by senior securities, divided by total senior securities representing indebtedness.
(3)	The amount to which such class of senior security would be entitled upon our involuntary liquidation in preference to any security junior to it. The “—” in this column indicates that the SEC expressly does not require this information to be disclosed for certain types of senior securities.
(4)	Not applicable to senior securities outstanding as of year end.

6. CAPITAL SHARE TRANSACTIONS

The Fund accepts initial and additional purchases of Shares as of the first business day of each calendar quarter at the Fund’s then-current NAV per Share of each respective share class (determined as of the close of business on the last business day of the immediately preceding quarter). To provide a limited degree of liquidity to Shareholders, the Fund may from time to time offer to repurchase Shares pursuant to written tenders by shareholders. It is expected that the Adviser will normally recommend to the Board that the Fund conduct an offer to repurchase shares on a quarterly basis as of the end of each calendar quarter, so that each repurchase would occur as of each March 31, June 30, September 30 and December 31 of every year, although the Adviser may not recommend, and the Board may not authorize, a repurchase offer for any quarter in which the Adviser believes that it would be detrimental to the Fund for liquidity or other reasons. It is also expected that the Adviser will recommend to the Board that any such tender offer would be for an amount that is not more than 5% of the Fund’s NAV. There can be no assurance that the Board will accept the Adviser’s recommendation.

7. FEDERAL AND OTHER TAXES

It is the Fund’s intention to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), that are applicable to a regulated investment company (“RIC”). The Fund elected to be a RIC with the filing of its 2015 federal income tax return. The Fund intends to continue to operate so as to qualify to be taxed as a RIC under the Code and, as such, to not be subject to federal income tax on the portion of its taxable income and gains distributed to stockholders. To qualify for RIC tax treatment, among other requirements, the Fund is required to distribute at least 90% of its investment company taxable income, as defined by the Code. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. While the Fund intends to distribute substantially all of its taxable net investment income and capital gains, if any, in a manner necessary to minimize the imposition of a 4% excise tax, there can be no assurance that it will avoid any or all of the excise tax. In such event, the Fund will be liable only for the amount by which it does not meet the foregoing distribution requirements. The Fund has adopted October 31 as its tax year end. Accordingly, tax basis distributions made during the 12 months ended March 31, 2022, but after the Tax Year ended October 31, 2021, will be reflected in the notes to the Fund’s financial statements for the fiscal year ending March 31, 2023. The Fund’s open tax years generally, the three prior taxable years for which the applicable statutes of limitations have not expired are subject to examination by U.S. federal, state and local tax authorities.

In accounting for income taxes, the Fund follows the guidance in FASB ASC Codification 740, as amended by ASU 2009-06, “Accounting for Uncertainty in Income Taxes” (“ASC 740”). ASC 740 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being measured and recognized in the consolidated financial statements. Management has concluded, there were no uncertain tax positions as of March 31, 2022 for federal income tax purposes or in, the Fund’s major state and local tax jurisdictions; Delaware, New York State, and New York City. Management evaluates the tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions will “more-likely-than-not” be sustained upon examination by the applicable tax authority. Tax positions deemed to meet the more-likely-than-not threshold that would result in a tax benefit or expense to the Fund would be recorded as a tax benefit or expense in the current year. The Fund has not recognized any tax liability for unrecognized tax benefits or expenses. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations. During the period ended September 30, 2022, the Fund did not incur any interest or penalties.

Semi-Annual Report | September 30, 2022	23

Pomona Investment Fund	Consolidated Notes to Financial Statements
September 30, 2022 (Unaudited)

Because U.S. federal income tax regulations differ from U.S. GAAP, distributions in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the consolidated financial statements to reflect the applicable tax characterization. Temporary differences arise when certain items of income, expense, gain or loss are recognized at some time in the future. The tax basis components of distributable earnings differ from the amounts reflected in the Consolidated Statement of Assets and Liabilities and Shareholders’ Capital due to temporary book/tax differences arising primarily from partnership investments. These amounts will be finalized before filing the Fund’s federal tax return.

At September 30, 2022, the federal tax cost of investments and unrealized appreciation (depreciation) as of the period ended were as follows:

Cost of investments for tax purposes	$694,258,007
Gross tax unrealized appreciation	$133,575,378
Gross tax unrealized depreciation	$(65,614,435)
Net tax unrealized appreciation (depreciation) on investments	$67,960,943

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences related to the timing of the recognition of income, gains and losses from the underlying investments for tax purposes.

As of October 31, 2021, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$—
Undistributed long-term capital gains	—
Tax accumulated earnings	—
Accumulated capital and other losses	6,556,226
Unrealized appreciation	176,249,362
Late year ordinary losses	(7,687,567)
Distributable net earnings	$175,118,021

As of October 31, 2021, the Fund had no capital loss carryforwards.

As of October 31, 2021, the Fund had $7,687,567 of qualified late-year ordinary losses, which are deferred until the following tax year ended October 31, 2022. Net late-year losses incurred after December 31, and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. The tax character of distributions paid during the tax year ended October 31, 2021 and October 31, 2020 was as follows:

Distribution paid from:	2021	2020
Ordinary income	$—	$—
Long-term capital gains	7,833,651	11,604,757
Return of Capital	—	7,767,178
Total distributions paid	$7,833,651	$19,371,935

8. INVESTMENT TRANSACTIONS

Total contributions to and purchases of Private Equity Investments (excluding short-term investments) for the six months ended September 30, 2022 amounted to $100,287,472. Total distribution proceeds from sale, redemption, or other disposition of Private Equity Investments (excluding short-term investments) for the six months ended September 30, 2022 amounted to $31,498,730.

24	www.pomonainvestmentfund.com

Pomona Investment Fund	Consolidated Notes to Financial Statements
September 30, 2022 (Unaudited)

9. INDEMNIFICATION

Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnification or warranties. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

10. COMMITMENTS

As of September 30, 2022, the Fund had outstanding investment commitments to Private Equity Investments totaling $233,158,130.

11. REFERENCE RATE REFORM

The U.K. Financial Conduct Authority has announced that it intends to stop persuading or compelling banks to submit LIBOR rates after 2021, and it remains unclear whether LIBOR will continue to exist after that date and, if so, in what form. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in many major currencies. The U.S. Federal Reserve Board, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Funding Rate (“SOFR”) that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication.

Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on the Fund’s existing investments (including, for example, fixed-income investments; senior loans; CLOs and CDOs; and derivatives transactions), including the possibility that some of those investments may terminate or their terms may be adjusted to the disadvantage of the Fund; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on the Fund. On March 5, 2021, the FCA and ICE Benchmark Authority formally announced that certain LIBORS would cease publication after December 31, 2021 and that the remainder of LIBORs will cease publications after June 30, 2023.

12. MACROECONOMIC RISKS

The COVID-19 (novel coronavirus) global pandemic, the Russia-Ukraine war, and resulting supply chain disruptions, geopolitical risk and economic sanctions have disrupted global economies and financial markets and their prolonged impact is uncertain. The operational and financial performance of the Fund’s investments depends on future developments, including the duration, spread and conclusion of these events and such uncertainty may in turn impact the value of the Fund’s investments.

13. SUBSEQUENT EVENTS

Effective October 3, 2022, there were subscriptions to the Fund in the amount of $74,511,197 for Class A and, $57,468,944 for Class I Shares. Through the date the consolidated financial statements were issued, there have not been any additional subscriptions to the Fund.

The Fund has evaluated subsequent events through the date the consolidated financial statements were issued, and has determined that there were no other subsequent events that require disclosure in or adjustment to the consolidated financial statements.

Semi-Annual Report | September 30, 2022	25

Pomona Investment Fund	Additional Information
September 30, 2022 (Unaudited)

PROXY VOTING

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31. The Fund’s Form N-PX filing is available: (i) without charge, upon request, by calling the Fund at 1-844-2POMONA or (ii) by visiting the SEC’s website at www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT Part F). The Fund’s Form N-PORT Part F are available, without charge and upon request, on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

26	www.pomonainvestmentfund.com

Intentionally Left Blank

Must be accompanied or preceded by a prospectus.

(b)	Not applicable.

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END

MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant’s nominating and governance committee accepts and reviews shareholder nominations for trustees. A shareholder nomination for trustee may be submitted to the registrant by sending the nomination to the nominating and governance committee. The nominating and governance committee will evaluate candidates recommended by management of the registrant and by shareholders in a similar manner, as long as the recommendation submitted by a shareholder includes at a minimum: the name, address and telephone number of the recommending shareholder and information concerning the shareholder’s interests in the registrant in sufficient detail to establish that the shareholder held shares on the relevant record date; and the name, address and telephone number of the recommended nominee and information concerning the recommended nominee’s education, professional experience, and other information that might assist the nominating and governance committee in evaluating the recommended nominee’s qualifications to serve as a trustee.

ITEM 11. CONTROLS AND PROCEDURES.

(a)      The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)      There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Pomona Investment Fund

By (Signature and Title)*	/s/ Michael Granoff
Michael Granoff, President & Principal Executive Officer
(Principal Executive Officer)

Date	December 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Granoff
Michael Granoff, President & Principal Executive Officer
(Principal Executive Officer)

Date	December 7, 2022

By (Signature and Title)*	/s/ Frances Janis
Frances Janis, Treasurer and Principal Financial Officer
(Principal Financial Officer)

Date	December 7, 2022

* Print the name and title of each signing officer under his or her signature.